Development Stage Reporting	12 Months Ended
Dec. 31, 2013
Development Stage Reporting
Development Stage Reporting

13. DEVELOPMENT STAGE REPORTING

        On June 10, 2014, the FASB issued ASU No. 2014-10, "Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation" ("ASU 2014-10"). ASU 2014-10 eliminates the accounting and reporting differences in U.S. GAAP between development stage entities and other operating entities, including the presentation of inception-to-date financial statement information and the development stage entity financial statement label. FASB guidance related to Risks and Uncertainties and FASB guidance utilized to determine if an entity is a variable interest entity now apply to entities that have not commenced planned principal operations. These changes will provide more consistent consolidation analysis and decisions among reporting entities. While these amendments are effective for annual reporting periods beginning after December 15, 2014, early adoption is permitted for any annual reporting period or interim period for which the entity's financial statements have not yet been issued. The Company retroactively adopted ASU 2014-10 in 2014. In connection with the adoption, the Company has eliminated inception to date financial information from its historical financial statements and related footnotes, including eliminating an inception to date Statement of Operations and Comprehensive Loss, Statement of Redeemable Convertible Preferred Stock and Stockholders' Deficit and Statement of Cash Flows.

        The Company's adoption of this standard did not have a significant impact on its financial position, results of operations or cash flows.